Intangible assets	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Intangible assets [Abstract]
Intangible assets

6. Intangible assets:

Intangible assets consist of the following:

	March 31, 2012 (Unaudited)	September 30, 2011	Weighted Average Amortization Period

Amortizable intangible assets:
Noncompete agreements	$2,104,000	$2,104,000	3.5 years
Patents	103,244	103,244	3.0 years
Purchased customer relationships	—	666,463	10.0 years
Product rights	28,321	28,321	5.0 years
Software	258,242	438,329	3.5 years
Trademarks	135,960	1,285,960	3.0 years

	2,629,767	4,626,317
Less accumulated amortization	(2,620,957)	(4,001,145)

Net intangible assets before discontinued operations	8,810	625,172
Intangible assets included in discontinued operations	—	611,958

Intangible assets after discontinued operations	$8,810	$13,214

6. Intangible assets:

Intangible assets consist of the following:

	September 30,		Weighted Average Amortization Period
	2011	2010
Amortizable intangible assets:
Noncompete agreements	$2,104,000	$2,104,000	3.5 years
Patents	103,244	103,244	3.0 years
Purchased customer relationships	666,463	666,463	10.0 years
Product rights	28,321	28,321	18.4 years
Software	438,329	438,329	3.5 years
Trademarks	1,285,960	1,285,960	3.0 years

	4,626,317	4,626,317
Less accumulated amortization	(4,001,145)	(3,542,355)

Total intangible assets before discontinued operations	$625,172	$1,083,962
Intangible assets included in discontinued operations	611,958	—

Intangible assets after discontinued operations	$13,214	$1,083,962

Estimated future amortization of amortizable intangible assets with finite lives is as follows:

Year ending September 30:
2012	$8,808
2013	4,406

$13,214